Convertible preferred shares (Valuation assumptions of warrants) (Details)	12 Months Ended
Dec. 31, 2011 year
Convertible preferred shares [Abstract]
Expected volatility, Maximum	53.67%
Expected volatility, Minimum	51.65%
Risk-free interest rate (per annum), Maximum	0.18%
Risk-free interest rate (per annum), Minimum	0.09%
Expected dividend yield	0.00%
Expected term (years)	1